Asset retirement obligations	12 Months Ended
Dec. 31, 2025
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligations
Note 9.	Asset retirement obligations

The following summarizes the changes in the asset retirement obligation during the period:

	Year ended December 31,
	2025	2024
Asset retirement obligation, beginning of year	$751,834	$549,171
Liabilities incurred	-	124,184
Changes in estimated obligations	(16,000)	-
Accretion of expense	70,965	78,479
Asset retirement obligation, end of year	$806,799	$751,834

In connection with certain contracts, the Company is required to hold surety bonds. These bonds are supported by a general agreement of indemnity in favor of the sureties. As of December 31, 2025 and 2024, the Company had surety bonds outstanding with an aggregate stated amount of $1.1 million. The bonds relate primarily to the salt well plugging projects and generally expire and are renewed annually.

The Company’s estimated abandonment costs related to plugging and abandonment of injection wells under these surety bonds are reported as part of asset retirement obligation in the Consolidated Balance Sheets. As of December 31, 2025 and 2024, management has not identified any defaults, and no accrual related to these bonds has been recorded. Bond premiums paid are recorded as prepaid expenses and amortized over the period of benefit.